UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22704

CAMBRIA ETF TRUST

(Exact name of Registrant as specified in charter)

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

With a Copy to:

John McGuire

Morgan Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2020

Date of reporting period: July 31, 2019

Item 1. Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF ● July 31, 2019 (unaudited)

Description	Shares	Value

COMMON STOCK — 98.8%
Communication Services — 1.3%
Gannett	144,963	$1,485,871

Consumer Discretionary — 22.0%
Abercrombie & Fitch, Cl A	32,797	620,847
Best Buy	20,665	1,581,492
Buckle(A)	66,178	1,346,722
Deckers Outdoor*	7,383	1,153,815
Dick’s Sporting Goods	26,421	982,069
Dillard’s, Cl A(A)	8,126	591,410
Dollar General	8,316	1,114,510
Express*	80,388	198,558
Foot Locker	16,304	669,442
GameStop, Cl A*	74,036	297,625
Gap	35,028	683,046
Gentex	58,865	1,614,079
Group 1 Automotive	12,360	1,037,746
Guess?	54,059	910,894
Home Depot	11,438	2,444,186
Kohl’s	19,309	1,039,983
Lear	6,414	813,167
Meritage Homes*	30,920	1,942,085
Office Depot	255,763	521,757
Ralph Lauren, Cl A	13,412	1,397,933
Shoe Carnival(A)	23,562	598,004
Signet Jewelers	29,786	540,318
Six Flags Entertainment	23,256	1,228,614
Target	11,247	971,741
Wyndham Destinations	23,809	1,120,452
		25,420,495
Consumer Staples — 0.6%
Walgreens Boots Alliance	12,709	692,513

Energy — 4.3%
Arch Coal	14,232	1,268,925
CNX Resources*	50,375	414,082
ConocoPhillips	11,592	684,855
Exxon Mobil	13,160	978,578
Southwestern Energy*	204,939	450,866
Valero Energy	13,871	1,182,503
		4,979,809

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF ● July 31, 2019 (unaudited)

Description	Shares	Value
Financials — 28.8%
Aflac	30,014	$1,579,937
Allstate	17,945	1,927,293
American International Group	17,137	959,500
Ameriprise Financial	9,457	1,376,088
Assured Guaranty	37,745	1,649,079
CIT Group	21,026	1,062,864
Citizens Financial Group	34,296	1,277,869
Discover Financial Services	20,191	1,811,941
Federated Investors, Cl B	37,862	1,315,705
Franklin Resources	32,017	1,044,715
JPMorgan Chase	9,821	1,139,236
Lincoln National	15,467	1,010,614
M&T Bank	6,581	1,080,929
MetLife	14,742	728,550
New York Community Bancorp	113,546	1,309,185
PNC Financial Services Group	7,495	1,071,036
Reinsurance Group of America, Cl A	6,735	1,050,121
SunTrust Banks	26,177	1,743,388
Synchrony Financial	44,206	1,586,111
Travelers	11,724	1,718,973
Trustmark	33,194	1,179,715
Unum Group	28,161	899,744
US Bancorp	15,236	870,737
Voya Financial	26,380	1,481,765
Waddell & Reed Financial, Cl A	74,103	1,296,802
Wells Fargo	20,395	987,322
		33,159,219
Health Care — 1.5%
McKesson	6,031	838,007
Patterson	44,757	886,189
		1,724,196
Industrials — 14.5%
AGCO	13,928	1,072,456
Boeing	3,318	1,132,035
Cummins	9,672	1,586,208
Delta Air Lines	21,762	1,328,353
Eaton	21,053	1,730,346
Huntington Ingalls Industries	3,794	866,170
ManpowerGroup	12,035	1,099,397
Oshkosh	13,019	1,087,998
Regal Beloit	13,404	1,067,227
Robert Half International	16,254	981,904

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF ● July 31, 2019 (unaudited)

Description	Shares	Value

Snap-on	9,298	$1,418,968
Southwest Airlines	30,014	1,546,621
Spirit AeroSystems Holdings, Cl A	13,671	1,050,480
Wabash National	44,396	702,788
		16,670,951
Information Technology — 17.7%
Apple	11,079	2,360,270
Applied Materials	23,192	1,144,989
Avnet	33,990	1,543,826
Belden	18,223	828,418
Cirrus Logic*	22,988	1,127,561
Corning	45,531	1,400,078
Hewlett Packard Enterprise	77,381	1,111,965
HP	38,270	805,201
Intel	20,439	1,033,192
Qorvo*	24,031	1,761,232
Tech Data*	15,579	1,578,776
Texas Instruments	21,231	2,654,087
Western Union	76,487	1,606,227
Xerox	45,059	1,446,394
		20,402,216
Materials — 7.9%
Eastman Chemical	9,702	731,046
International Paper	20,908	918,070
Kaiser Aluminum	8,282	797,308
Louisiana-Pacific	59,483	1,554,886
LyondellBasell Industries, Cl A	8,161	682,994
Nucor	17,371	944,635
Olin	41,076	824,395
Steel Dynamics	24,855	783,181
Warrior Met Coal	46,909	1,160,529
Worthington Industries	18,870	758,951
		9,155,995
Real Estate — 0.2%
Realogy Holdings	32,093	167,205

Total Common Stock
(Cost $108,094,842)		113,858,470

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF ● July 31, 2019 (unaudited)

Description	Shares	Value
SHORT-TERM INVESTMENT — 0.8%
Invesco Treasury Portfolio
Institutional Class, 2.320% (B)(C)	959,112	$959,112

Total Short-Term Investments
(Cost $959,112)		959,112

Total Investments - 99.6%
(Cost $109,053,954)		$114,817,582
Other Assets and Liabilities - 0.4%		518,861
Net Assets - 100.0%		$115,336,443

Percentages based on Net Assets.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $942,537.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of July 31, 2019 was $959,112.
(C)	Rate shown is the 7-day effective yield as of July 31, 2019.

Cl — Class

As of July 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-001-1300

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● July 31, 2019 (unaudited)

Description	Shares	Value

COMMON STOCK — 98.1%
Australia — 18.0%
AGL Energy	17,120	$245,506
Alumina	107,682	172,314
Bendigo & Adelaide Bank	32,320	253,952
BHP Group	9,760	272,047
BlueScope Steel	10,020	89,695
Crown Resorts	20,031	162,461
Fortescue Metals Group	47,440	270,240
JB Hi-Fi (A)	15,200	312,771
Metcash	128,126	247,085
Perpetual	8,671	234,281
Qantas Airways	48,222	188,296
QBE Insurance Group	30,340	259,143
South32	180,680	387,972
Super Retail Group	44,001	270,811
Wesfarmers	10,520	281,937
Whitehaven Coal	61,780	156,318
Woodside Petroleum	9,600	227,804
		4,032,633
Belgium — 1.4%
Ageas	5,856	315,509

Canada — 14.7%
Canadian Natural Resources	8,000	202,637
Ensign Energy Services	34,000	106,910
Genworth MI Canada	7,676	283,299
Great-West Lifeco	7,011	153,946
iA Financial	6,000	240,764
IGM Financial	4,788	132,270
Imperial Oil	10,000	273,829
Labrador Iron Ore Royalty	11,692	278,702
Magna International	6,080	306,626
Methanex	4,000	157,448
Norbord	6,000	139,067
Power Corp of Canada	10,000	212,002
Sun Life Financial	8,000	332,414
Suncor Energy	8,000	229,550
TFI International	7,668	242,566
		3,292,030
Denmark — 1.9%
Novo Nordisk, Cl B	4,257	204,463
Pandora	2,245	86,461
Spar Nord Bank	16,060	$141,416
		432,340

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● July 31, 2019 (unaudited)

Description	Shares	Value
France — 4.9%
AXA	7,253	183,866
BNP Paribas	4,567	213,249
Casino Guichard Perrachon (A)	3,678	135,990
Engie	12,554	193,451
Metropole Television	11,063	192,274
Natixis	42,400	170,944
		1,089,774
Germany — 2.3%
Freenet	8,696	170,871
Muenchener Rueckversicherungs	1,447	348,879
		519,750
Hong Kong — 5.4%
Shandong Chenming Paper Holdings, Cl H	255,000	112,057
Shanghai Industrial Holdings	73,494	151,342
Shimao Property Holdings	160,000	446,593
Shougang Fushan Resources Group	1,480,000	308,170
Skyworth Group (A)	640,000	175,776
		1,193,938
Italy — 5.0%
Assicurazioni Generali	11,480	214,009
Eni	18,960	298,125
Saras	86,382	142,481
Societa Cattolica di Assicurazioni SC	25,480	216,203
Unipol Gruppo	48,089	246,849
		1,117,667
Japan — 13.7%
Amada Holdings	20,000	222,079
Astellas Pharma	12,000	171,358
JFE Holdings	18,000	239,498
KDDI	12,000	314,753
Kubota Pharmaceutical Holdings * (A)	36,000	103,245
Mixi	4,000	75,963
Nippon Telegraph & Telephone	6,000	271,459
NTT DOCOMO	10,370	249,265
Shinsei Bank	16,000	242,669
Sompo Holdings	6,000	249,949
Tokio Marine Holdings	6,000	319,717
Toyo Kanetsu	10,000	178,969
Toyo Seikan Group Holdings	12,000	210,571
Yahoo Japan	74,000	$218,347
		3,067,842

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● July 31, 2019 (unaudited)

Description	Shares	Value
Netherlands — 4.9%
Aegon	50,280	249,190
ASR Nederland	4,575	172,346
Koninklijke Ahold Delhaize	13,980	316,560
Randstad	4,211	212,289
Signify (B)	5,216	141,755
		1,092,140
New Zealand — 0.5%
SKY Network Television	121,855	101,612

Norway — 2.3%
DNB	16,487	295,514
Telenor	10,103	205,441
		500,955
Portugal — 1.1%
EDP - Energias de Portugal	68,878	253,220

Spain — 1.9%
Mediaset Espana Comunicacion	31,548	185,864
Repsol	14,360	228,672
		414,536
Sweden — 2.8%
JM	8,716	225,630
Peab	23,028	195,570
Telia	46,765	208,866
		630,066
Switzerland — 2.5%
Swiss Re	2,671	259,325
Zurich Insurance Group	880	306,591
		565,916
United Kingdom — 14.8%
Aviva	41,180	203,371
Direct Line Insurance Group	36,492	143,075
Glencore *	64,600	209,324
HSBC Holdings	27,138	216,728
Kingfisher	45,091	121,953
Legal & General Group	60,768	193,470
Lloyds Banking Group	364,040	236,097
Man Group	137,520	286,312
Persimmon	10,280	251,156

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● July 31, 2019 (unaudited)

Description	Shares	Value

Rio Tinto	5,446	$311,143
Royal Dutch Shell, Cl A	7,040	222,081
Royal Mail	40,438	103,124
Standard Life Aberdeen	58,740	213,444
Tate & Lyle	27,820	255,566
Vodafone Group	70,183	128,093
WPP	17,460	206,046
		3,300,983

Total Common Stock
(Cost $24,941,075)		21,920,911

SHORT-TERM INVESTMENT — 2.4%
Invesco Treasury Portfolio
Institutional Class, 2.320% (C)(D)	545,224	545,224

Total Short-Term Investments
(Cost $545,224)		545,224

Total Investments - 100.5%
(Cost $25,486,299)		$22,466,135
Other Assets and Liabilities - (0.5)%		(103,465)
Net Assets - 100.0%		$22,362,670

Percentages based on Net Assets.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $516,895.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at July 31, 2019 was $141,755 and represents 0.6% of Net Assets.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of July 31, 2019 was $545,224.
(D)	Rate shown is the 7-day effective yield as of July 31, 2019.

Cl — Class

As of July 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-002-1200

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● July 31, 2019 (unaudited)

Description	Shares	Value

COMMON STOCK — 94.3%
Brazil — 8.4%
AMBEV *	240,072	$1,270,705
Banco do Brasil *	183,906	2,379,572
Banco Santander Brasil	163,601	1,855,346
Cia Siderurgica Nacional	421,837	1,823,813
Cosan	119,138	1,590,234
JBS	442,766	2,888,853
Vale *	131,952	1,717,017
		13,525,540
Czech Republic — 5.7%
CEZ	86,062	1,930,796
Erste Group Bank *	24,123	861,139
Komercni Banka	48,015	1,850,492
Moneta Money Bank (A)	286,756	984,143
PFNonwovens *	56,307	1,740,901
Philip Morris CR	3,151	1,853,474
		9,220,945
Greece — 9.4%
Alpha Bank AE *	31,247	60,983
Athens Water Supply & Sewage	148,645	1,360,832
Bank of Greece	80,556	1,310,883
FF Group *(B) (C)	25,407	—
Hellenic Petroleum	170,839	1,789,068
Hellenic Telecommunications Organization	77,586	1,068,446
Holding ADMIE IPTO	169,781	425,702
Intralot - Integrated Lottery Systems & Services *	554,439	354,143
JUMBO	66,099	1,291,482
Karelia Tobacco	5,753	1,732,256
Motor Oil Hellas Corinth Refineries	126,588	3,138,986
Mytilineos	94,530	1,153,188
National Bank of Greece *	3,877	11,373
OPAP	76,595	863,171
Piraeus Bank *	878	3,013
Public Power *	169,781	530,014
		15,093,540
Italy — 8.0%
Atlantia	57,460	1,479,531
Enel	322,361	2,212,141
Eni	92,446	1,453,609
Intesa Sanpaolo	619,875	1,345,233
Saipem *	56,176	279,344
Telecom Italia *	2,755,645	1,557,589

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● July 31, 2019 (unaudited)

Description	Shares	Value
UniCredit	112,101	$1,322,369
Unipol Gruppo	312,596	1,604,609
UnipolSai	584,608	1,524,068
		12,778,493
Norway — 6.8%
Aker Solutions *	262,128	843,493
DNB	74,945	1,343,320
Equinor	58,382	1,047,432
Gjensidige Forsikring	58,743	1,143,780
Norsk Hydro	251,140	862,294
PGS *	396,285	567,349
Storebrand	212,079	1,436,241
Telenor	58,926	1,198,240
TGS Nopec Geophysical	51,250	1,244,679
Yara International	25,249	1,187,645
		10,874,473
Poland — 7.4%
Bank Millennium *	323,769	631,926
Bank Polska Kasa Opieki	32,746	871,464
CCC	16,108	623,383
Grupa Lotos	79,491	1,792,467
ING Bank Slaski	16,496	815,447
KGHM Polska Miedz *	35,129	855,578
PGE Polska Grupa Energetyczna *	385,134	882,958
Polski Koncern Naftowy ORLEN	36,597	919,280
Polskie Gornictwo Naftowe i Gazownictwo	609,357	885,120
Powszechna Kasa Oszczednosci Bank Polski	94,905	1,000,727
Powszechny Zaklad Ubezpieczen	87,987	949,119
Santander Bank Polska	9,377	792,071
Tauron Polska Energia *	2,055,573	838,468
		11,858,008
Portugal — 7.6%
Altri SGPS	70,035	461,297
Corticeira Amorim SGPS	444,017	4,782,569
CTT-Correios de Portugal	27,834	59,345
EDP - Energias de Portugal	443,366	1,629,972
Galp Energia SGPS	124,316	1,938,352
Jeronimo Martins SGPS	40,878	660,906
Mota-Engil SGPS	80,832	163,303
Navigator	66,645	224,870
NOS SGPS	41,244	256,822
Pharol SGPS * (D)	805,485	132,324

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● July 31, 2019 (unaudited)

Description	Shares	Value

REN - Redes Energeticas Nacionais SGPS	101,725	$275,331
Semapa-Sociedade de Investimento e Gestao	119,053	1,578,868
		12,163,959
Russia — 8.5%
Alrosa PJSC	1,663,728	2,130,387
Gazprom Neft PJSC	441,140	2,956,413
Gazprom PJSC	491,419	1,829,092
Rosneft PJSC	260,848	1,729,287
Sberbank of Russia PJSC	378,887	1,389,942
Severstal PJSC	109,326	1,767,149
Unipro PJSC	29,536,652	1,234,416
Uralkali *	389,217	626,196
		13,662,882
Singapore — 8.3%
CapitaLand	534,300	1,407,587
City Developments	205,500	1,452,154
ComfortDelGro	739,800	1,459,033
Golden Agri-Resources	5,452,600	1,170,597
Jardine Cycle & Carriage	54,800	1,348,365
Oversea-Chinese Banking	164,400	1,380,668
SATS	369,900	1,297,517
Sembcorp Industries	616,500	1,049,858
Singapore Airlines	191,800	1,349,761
United Overseas Bank	68,500	1,316,062
		13,231,602
Spain — 8.2%
Acciona	17,573	1,873,359
Banco Bilbao Vizcaya Argentaria	142,117	723,611
Banco Santander	197,425	844,259
CaixaBank	284,044	702,768
Enagas	46,606	1,015,092
Endesa	55,086	1,362,911
Ferrovial	62,617	1,632,420
Iberdrola (D)	210,057	1,992,814
Mapfre	435,709	1,202,452
Naturgy Energy Group	68,395	1,733,838
		13,083,524
Turkey — 8.8%
Akbank T.A.S. *	1,154,495	1,561,806
Eregli Demir ve Celik Fabrikalari	829,490	1,104,302
Haci Omer Sabanci Holding	922,727	1,631,843
KOC Holding	442,698	1,484,914

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● July 31, 2019 (unaudited)

Description	Shares	Value

Petkim Petrokimya Holding *	2,024,392	$1,421,899
Turkiye Halk Bankasi *	1,195,714	1,289,769
Turkiye Is Bankasi, Cl C *	1,252,367	1,400,245
Turkiye Sise ve Cam Fabrikalari	1,142,582	1,009,305
Turkiye Vakiflar Bankasi TAO, Cl D *	1,731,889	1,579,522
Yapi ve Kredi Bankasi *	3,445,456	1,685,378
		14,168,983
United Kingdom — 7.2%
Anglo American	45,661	1,132,224
Aviva	226,888	1,120,506
BP	172,546	1,145,061
British American Tobacco	31,837	1,142,926
BT Group, Cl A	427,813	1,005,046
HSBC Holdings	148,349	1,184,735
Legal & General Group	355,070	1,130,455
Rio Tinto	21,705	1,240,060
Rolls-Royce Holdings	109,689	1,149,847
Vodafone Group	686,727	1,253,362
		11,504,222

Total Common Stock
(Cost $162,095,147)		151,166,171

PREFERRED STOCK — 3.0%
Brazil — 3.0%
Banco Bradesco*(E)	260,306	2,362,729
Cia Energetica de Minas Gerais(E)	299,780	1,110,718
Telefonica Brasil(E)	92,417	1,263,837

Total Preferred Stock (Cost $4,507,134)		4,737,284

SHORT-TERM INVESTMENT — 0.1%
Invesco Treasury Portfolio
Institutional Class, 2.320% (F)(G)	141,369	141,369

Total Short-Term Investment
(Cost $141,369)		141,369

Total Investments - 97.4%
(Cost $166,743,650)		$156,044,824
Other Assets and Liabilities - 2.6%		4,212,512
Net Assets - 100.0%		$160,257,336

Percentages based on Net Assets.

*	Non-income producing security.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● July 31, 2019 (unaudited)

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at July 31, 2019 was $984,143 and represents 0.6% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Securities considered illiquid. The total value of such securities as of July 31, 2019 was $0 and represented 0.0% of Net Assets.
(D)	This security or a partial position of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $78,759.
(E)	There is currently no rate available.
(F)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of July 31, 2019 was $141,369.
(G)	Rate shown is the 7-day effective yield as of July 31, 2019.

Cl — Class

PJSC — Private Joint Stock Company

The following is a list of the inputs used as of July 31, 2019, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Brazil	$13,525,540	$—	$—	$13,525,540
Czech Republic	9,220,945	—	—	9,220,945
Greece	15,093,540	—	—	15,093,540
Italy	12,778,493	—	—	12,778,493
Norway	10,874,473	—	—	10,874,473
Poland	11,858,008	—	—	11,858,008
Portugal	12,163,959	—	—	12,163,959
Russia	13,662,882	—	—	13,662,882
Singapore	13,231,602	—	—	13,231,602
Spain	13,083,524	—	—	13,083,524
Turkey	14,168,983	—	—	14,168,983
United Kingdom	11,504,222	—	—	11,504,222
Total Common Stock	151,166,171	—	—	151,166,171
Preferred Stock
Brazil	4,737,284	—	—	4,737,284
Total Preferred Stock	4,737,284	—	—	4,737,284
Short-Term Investment	141,369	—	—	141,369
Total Investments in Securities	$156,044,824	$–	$–	$156,044,824

Amounts designated as “—” are either $0 or have been rounded to $0.

^	Included in Level 3 is one security with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

There have been no transfers between Level 1 and Level 2 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-003-1100

Cambria Investment Management

Schedule of Investments ● Cambria Global Momentum ETF ● July 31, 2019 (unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 97.7%
United States — 97.7%
Affiliated ETF — 23.9%
Cambria Emerging Shareholder Yield ETF‡ (A)	232,629	$7,357,148
Cambria Global Value ETF‡	290,910	6,769,476
Cambria Shareholder Yield ETF‡	193,940	7,105,768
Cambria Sovereign Bond ETF‡	290,910	7,586,933
		28,819,325
Equity ETF — 35.8%
Invesco DB Precious Metals Fund	193,940	7,620,523
iShares Global Infrastructure ETF	154,772	7,003,433
iShares Global Tech ETF	38,788	7,117,598
iShares Global Utilities ETF	121,447	6,573,926
iShares Residential Real Estate ETF	104,968	7,783,377
Vanguard Real Estate ETF	81,495	7,244,091
		43,342,948
Fixed Income ETF — 38.0%
Invesco Emerging Markets Sovereign Debt ETF	266,668	7,816,039
iShares 20+ Year Treasury Bond ETF	57,621	7,657,255
iShares 3-7 Year Treasury Bond ETF, Cl 7(A)	58,714	7,359,800
iShares 7-10 Year Treasury Bond ETF	76,790	8,436,917
iShares iBoxx $ Investment Grade Corporate Bond ETF	63,156	7,852,185
VanEck Vectors Emerging Markets High Yield Bond ETF(A)	291,238	6,951,851
		46,074,047

Total Exchange Traded Funds
(Cost $114,419,273)		118,236,320

SHORT-TERM INVESTMENT — 4.5%
Invesco Treasury Portfolio
Institutional Class, 2.320% (B)(C)	5,418,661	5,418,661

Total Short-Term Investments
(Cost $5,418,661)		5,418,661

Total Investments - 102.2%
(Cost $119,837,934)		$123,654,981
Other Assets and Liabilities - (2.2)%		(2,711,330)
Net Assets - 100.0%		$120,943,651

Percentages based on Net Assets.

‡	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(A)	This security or a partial position of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $5,279,714.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of July 31, 2019 was $5,418,661.
(C)	Rate shown is the 7-day effective yield as of July 31, 2019.

Cambria Investment Management

Schedule of Investments ● Cambria Global Momentum ETF ● July 31, 2019 (unaudited)

Transactions with affiliated companies during the period ended July 31, 2019 are as follows:

Value at	Purchases	Proceeds	Appreciation	Realized	Value at	Shares at	Dividend	Capital
4/30/2019	at Cost	from Sales	(Depreciation)	Gain (Loss)	7/31/2019	of 07/31/19	Income	Gains
Cambria Emerging Shareholder Yield ETF
$-	$7,981,625	$(552,821)	$(1,774)	$(69,882)	$7,357,148	232,629	$-	$-
Cambria Global Value ETF
-	7,251,240	(216,124)	(3,589)	(262,051)	6,769,476	290,910	-	-
Cambria Shareholder Yield ETF
-	7,266,380	(221,676)	1,505	59,559	7,105,768	193,940	-	-
Cambria Sovereign Bond
-	7,842,722	(236,961)	(673)	(18,155)	7,586,933	290,910	-	-
$-	$30,341,967	$(1,227,582)	$(4,531)	$(290,529)	$28,819,325	$1,008,389	$-	$-

Cl — Class

ETF —  Exchanged Traded Fund

 As of July 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-004-1000

Cambria Investment Management

Schedule of Investments ● Cambria Global Asset Allocation ETF ● July 31, 2019 (unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 99.0%
United States — 99.0%
Affiliated ETF — 32.1%
Cambria Emerging Shareholder Yield ETF‡ (A)	177,758	$5,621,792
Cambria Foreign Shareholder Yield ETF‡	121,351	2,699,271
Cambria Global Value ETF‡	147,909	3,441,842
Cambria Shareholder Yield ETF‡	101,260	3,710,065
Cambria Sovereign Bond ETF‡	192,503	5,020,478
		20,493,448
Equity ETF — 31.1%
Alpha Architect International Quantitative Momentum ETF(A)	50,000	1,298,500
Alpha Architect Value Momentum Trend ETF	48,826	1,176,707
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	265,841	4,314,599
iShares Edge MSCI USA Momentum Factor ETF	24,065	2,905,367
Schwab U.S. REIT ETF(A)	45,099	2,036,220
Schwab U.S. TIPS ETF	33,088	1,861,862
Vanguard Global ex-U.S. Real Estate ETF	32,477	1,876,521
Vanguard Mid-Capital ETF	8,570	1,451,330
Vanguard Total Stock Market ETF	18,578	2,827,757
		19,748,863
Fixed Income ETF — 35.8%
iShares Short Treasury Bond ETF	10,631	1,176,001
SPDR FTSE International Government Inflation-Protected Bond ETF	33,749	1,854,170
VanEck Vectors Emerging Markets High Yield Bond ETF(A)	104,922	2,504,488
VanEck Vectors International High Yield Bond ETF(A)	50,042	1,234,036
Vanguard Intermediate-Term Corporate Bond ETF	21,296	1,913,020
Vanguard Intermediate-Term Treasury ETF(A)	37,200	2,447,016
Vanguard Long-Term Treasury ETF(A)	31,484	2,572,873
Vanguard Short-Term Corporate Bond ETF	15,062	1,213,847
Vanguard Total Bond Market ETF	59,341	4,925,303
Vanguard Total International Bond ETF	52,973	3,070,315
		22,911,069

Total Exchange Traded Funds
(Cost $62,946,449)		63,153,380

Cambria Investment Management

Schedule of Investments ● Cambria Global Asset Allocation ETF ● July 31, 2019 (unaudited)

Description	Shares	Value
SHORT-TERM INVESTMENT — 4.9%
Invesco Treasury Portfolio
Institutional Class, 2.320% (B)(C)	3,146,199	$3,146,199

Total Short-Term Investment
(Cost $3,146,199)		3,146,199

Total Investments - 103.9%
(Cost $66,092,648)		$66,299,579
Other Assets and Liabilities - (3.9)%		(2,503,078)
Net Assets - 100.0%		$63,796,501

Percentages based on Net Assets.

‡	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(A)	This security or a partial position of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $3,073,198.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of July 31, 2019 was $3,146,199.
(C)	Rate shown is the 7-day effective yield as of July 31, 2019.

Transactions with affiliated companies during the period ended July 31, 2019 are as follows:

			Change in
			Unrealized
Value at	Purchases	Proceeds	Appreciation	Realized	Value at	Shares at	Dividend	Capital
4/30/2019	at Cost	from Sales	(Depreciation)	Gain (Loss)	7/31/2019	of 07/31/19	Income	Gains
Cambria Emerging Shareholder Yield ETF
$5,756,475	$-	$(116,973)	$(37,583)	$19,873	$5,621,792	177,758	$67,683	$-
Cambria Foreign Shareholder Yield ETF
2,917,359	-	(59,260)	(162,338)	3,510	2,699,271	121,351	41,240	-
Cambria Global Value ETF
3,484,839	-	(73,570)	21,182	9,391	3,441,842	147,909	31,703	-
Cambria Shareholder Yield ETF
3,871,820	-	(76,316)	(93,287)	7,848	3,710,065	101,260	20,891	-
Cambria Sovereign Bond ETF
4,882,337	-	(104,122)	240,750	1,513	5,020,478	192,503	36,923	-
$20,912,830	$-	$(430,241)	$(31,276)	$42,135	$20,493,448	740,781	$198,440	$-

ETF —  Exchanged Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

TIPS — Treasury Inflation Protected Securities

As of July 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-005-1100

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF ● July 31, 2019 (unaudited)

Description	Shares	Value

COMMON STOCK — 92.4%
Communication Services — 3.4%
Gray Television*	7,096	$125,954
TEGNA	10,784	163,809
Telephone & Data Systems	3,384	109,439
Tribune Media, Cl A	3,305	153,583
		552,785
Consumer Discretionary — 20.8%
Aaron’s	3,312	208,822
Barnes & Noble	27,410	178,713
Carvana, Cl A* (A)	2,298	146,061
Cooper Tire & Rubber	3,524	94,866
Core-Mark Holding	4,081	152,752
Deckers Outdoor*	1,614	252,236
Expedia Group	1,279	169,737
Ford Motor	11,817	112,616
Gentex	4,777	130,985
Group 1 Automotive	1,532	128,627
Hibbett Sports*	6,063	111,559
K12*	4,472	133,489
La-Z-Boy, Cl Z	4,580	151,094
Lennar, Cl A	2,411	114,691
Lithia Motors, Cl A	995	131,221
Lovesac*	3,895	83,509
MDC Holdings	3,714	134,224
Meritage Homes*	2,358	148,106
Office Depot	40,896	83,428
PulteGroup	3,706	116,776
Rent-A-Center, Cl A	7,203	194,697
Skechers U.S.A., Cl A*	4,583	173,879
Target	1,577	136,253
Winnebago Industries	3,120	125,736
		3,414,077
Consumer Staples — 2.1%
Sanderson Farms	887	116,215
Tyson Foods, Cl A	1,454	115,593
Universal	1,928	114,716
		346,524
Energy — 8.9%
Arch Coal	1,521	135,612
Chevron	1,238	152,410
Cosan, Cl A*	13,298	195,082
CVR Energy	3,651	193,759

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF ● July 31, 2019 (unaudited)

Description	Shares	Value

Exxon Mobil	1,887	$140,317
Helix Energy Solutions Group*	19,731	172,843
Plains GP Holdings, Cl A	6,135	148,222
ProPetro Holding*	6,730	122,015
World Fuel Services	5,171	201,876
		1,462,136
Financials — 30.9%
Aflac	2,561	134,811
Arch Capital Group*	4,754	183,932
Ares Capital	7,329	136,100
Argo Group International Holdings	2,147	146,941
Assured Guaranty	3,002	131,157
Cannae Holdings*	7,516	217,589
Cincinnati Financial	1,466	157,346
eHealth*	3,017	313,013
Employers Holdings	2,732	119,935
Essent Group*	3,471	160,221
First BanCorp	15,220	163,767
Franklin Resources	4,624	150,881
Hanover Insurance Group	1,024	132,823
Kemper	2,337	205,703
Mercury General	2,151	121,983
MGIC Investment	11,441	147,017
National General Holdings	4,629	114,475
NMI Holdings, Cl A*	5,801	144,329
Northwest Bancshares	7,060	121,079
OFG Bancorp	12,800	289,664
Old Republic International	11,776	268,611
Popular	2,672	153,800
Progressive	6,112	494,949
Radian Group	7,296	166,348
RenaissanceRe Holdings	1,070	193,831
Selective Insurance Group	1,864	140,173
Voya Financial	3,049	171,262
WR Berkley	2,698	187,214
		5,068,954
Health Care — 2.3%
Arena Pharmaceuticals*	2,076	130,123
Molina Healthcare*	1,104	146,589
United Therapeutics*	1,298	102,854
		379,566
Industrials — 12.1%
ABM Industries	2,982	125,512
AGCO	2,208	170,016

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF ● July 31, 2019 (unaudited)

Description	Shares	Value

Arcosa	3,239	$121,463
BMC Stock Holdings*	5,607	118,588
Comfort Systems USA	2,900	121,799
Cummins	979	160,556
Delta Air Lines	2,179	133,006
EMCOR Group	1,384	116,796
FTI Consulting*	2,960	309,172
ManpowerGroup	1,240	113,274
NOW*	10,388	127,253
Oshkosh	1,416	118,335
Quanta Services	3,060	114,505
Steelcase, Cl A	7,554	127,739
		1,978,014
Information Technology — 9.5%
Avnet	2,697	122,498
Canadian Solar*	8,101	172,713
Fabrinet*	2,199	118,042
Insight Enterprises*	2,541	139,806
KBR	8,065	212,755
PCM*	4,101	142,838
Sanmina*	5,275	167,482
Stratasys*	6,462	180,225
Tech Data*	1,521	154,138
Xerox	4,752	152,539
		1,563,036
Materials — 2.3%
Domtar	3,091	131,213
Reliance Steel & Aluminum	1,296	129,536
Warrior Met Coal	4,864	120,335
		381,084

Total Common Stock
(Cost $13,647,622)		15,146,176

SHORT-TERM INVESTMENT — 0.6%
Invesco Treasury Portfolio
Institutional Class, 2.320% (B)(C)	105,004	105,004

Total Short-Term Investment
(Cost $105,004)		105,004

Total Investments - 93.1%
(Cost $13,752,626)		$15,251,180
Other Assets and Liabilities - 6.9%		1,135,202

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF ● July 31, 2019 (unaudited)

Description	Value

Net Assets - 100.0%	$16,386,382

Percentages based on Net Assets.

(A)	This security or a partial position of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $104,938.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of July 31, 2019 was $105,004.
(C)	Rate shown is the 7-day effective yield as of July 31, 2019.
*	Non-income producing security.

Cl — Class

The open futures contracts held by the Fund as of July 31, 2019, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Depreciation
S&P 500 Index E-MINI	(59)	Sep-2019	$(8,653,409)	$(8,797,785)	$(144,376)

As of July 31, 2019, all of the Fund’s investments and other financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-006-0800

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF ● July 31, 2019 (unaudited)

Description		Face Amount(1)	Value

SOVEREIGN DEBT — 85.1%
Argentina — 5.5%
Argentine Bonos del Tesoro
18.200%, 10/03/21	ARS	7,807,548	$114,740
16.000%, 10/17/23	ARS	7,741,104	116,691
15.500%, 10/17/26	ARS	7,416,423	112,491
Argentine Republic Government International Bond
4.625%, 01/11/23		1,375,000	1,144,687
			1,488,609
Australia — 3.8%
Queensland Treasury
5.750%, 07/22/24	AUD	609,000	508,675
4.750%, 07/21/25 (A)	AUD	651,000	534,156
			1,042,831
Brazil — 6.4%
Brazilian Government International Bond
8.500%, 01/05/24	BRL	6,300,000	1,744,244

Chile — 3.1%
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/24	CLP	210,000,000	343,569
4.500%, 03/01/26	CLP	315,000,000	503,900
			847,469
Colombia — 2.9%
Colombian TES
11.000%, 07/24/20	COP	741,000,000	240,120
7.500%, 08/26/26	COP	812,500,000	275,026
7.000%, 05/04/22	COP	819,000,000	263,644
			778,790
Croatia — 2.8%
Croatia Government International Bond
6.000%, 01/26/24		140,000	159,761
5.500%, 04/04/23		550,000	605,142
			764,903
Greece — 3.8%
Hellenic Republic Government International Bond
3.000%, 3.650%, 02/24/2020, 02/24/2024 (B)	EUR	860,916	1,044,128

Hungary — 3.2%
Hungary Government International Bond
6.000%, 11/24/23	HUF	67,200,000	275,943
5.500%, 06/24/25	HUF	142,170,000	591,706
			867,649

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF ● July 31, 2019 (unaudited)

Description		Face Amount(1)	Value

Indonesia — 3.5%
Indonesia Treasury Bond
8.375%, 03/15/24	IDR	6,390,000,000	$484,804
7.000%, 05/15/27	IDR	6,852,000,000	483,947
			968,751
Italy — 1.6%
Italy Buoni Poliennali Del Tesoro
2.800%, 12/01/28	EUR	357,000	442,229

Malaysia — 3.7%
Malaysia Government International Bond
4.498%, 04/15/30	MYR	2,229,000	575,980
4.392%, 04/15/26	MYR	158,000	40,144
4.181%, 07/15/24	MYR	1,442,000	360,657
Malaysia Government Investment Issue
4.070%, 09/30/26	MYR	158,000	39,422
			1,016,203
Mexico — 6.3%
Mexican Bonos
10.000%, 12/05/24	MXN	11,330,482	661,226
8.500%, 05/31/29	MXN	8,906,716	496,211
7.500%, 06/03/27	MXN	10,786,298	563,744
			1,721,181
New Zealand — 2.7%
New Zealand Government International Bond
4.500%, 04/15/27	NZD	903,000	731,282

Peru — 3.3%
Peruvian Government International Bond
4.125%, 08/25/27		798,000	887,775

Philippines — 3.2%
Philippine Government International Bond
8.000%, 07/19/31	PHP	34,078,684	861,554

Poland — 3.7%
Poland Government International Bond
5.750%, 04/25/29	PLN	1,806,000	615,926
3.250%, 07/25/25	PLN	693,000	191,551
2.500%, 07/25/26	PLN	756,000	200,787
			1,008,264
Romania — 3.4%
Romania Government International Bond
5.850%, 04/26/23	RON	630,000	157,950
5.800%, 07/26/27	RON	1,470,000	380,507
4.750%, 02/24/25	RON	1,575,000	380,273
			918,730

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF ● July 31, 2019 (unaudited)

Description		Face Amount(1)	Value

Russia — 6.4%
Russian Federal Bond - OFZ
7.600%, 04/14/21	RUB	26,859,000	$427,744
7.600%, 07/20/22	RUB	42,630,000	683,125
7.000%, 01/25/23	RUB	40,845,000	643,047
			1,753,916
South Africa — 6.1%
South Africa Government International Bond
8.250%, 03/31/32	ZAR	4,456,473	285,460
8.000%, 01/31/30	ZAR	16,510,788	1,074,542
7.000%, 02/28/31	ZAR	4,999,092	294,221
			1,654,223
Thailand — 4.0%
Thailand Government International Bond
3.625%, 06/16/23	THB	30,999,000	1,078,710

Turkey — 5.9%
Turkey Government International Bond
10.700%, 02/17/21	TRY	4,431,000	741,067
8.500%, 09/14/22	TRY	4,641,000	697,688
4.250%, 04/14/26	TRY	200,000	178,192
			1,616,947
Total Sovereign Debt
(Cost $24,492,934)			23,238,388

U.S. TREASURY OBLIGATION — 9.8%
U.S. Treasury Notes
2.250%, 02/15/27		2,611,400	2,665,362

Total U.S. Treasury Obligations
(Cost $2,521,398)			2,665,362

Total Investments - 94.9%
(Cost $27,014,332)			$25,903,750
Other Assets and Liabilities - 5.1%			1,404,380
Net Assets - 100.0%			$27,308,130

Percentages based on Net Assets.

(1)	In U.S. dollars unless otherwise indicated.

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF ● July 31, 2019 (unaudited)

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at July 31, 2019 was $534,156 and represents 2.0% of Net Assets.
(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

ARS — Argentine Peso
AUD — Australian Dollar
BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
EUR — Euro
HUF — Hungarian Forint
IDR — Indonesian Rupiah
MXN — Mexican Peso
MYR — Malaysian Ringgit
NZD — New Zealand Dollar
PHP — Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RUB — Russian Ruble
THB — Thailand Baht
TRY— Turkish Lira
ZAR — South African Rand

As of July 31, 2019, all of the Fund’s investments in securities were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-007-0700

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● July 31, 2019 (unaudited)

Description	Shares	Value

COMMON STOCK — 96.3%
Brazil — 7.8%
Cyrela Brazil Realty Empreendimentos e Participacoes	58,900	$376,579
Duratex	85,500	283,630
MRV Engenharia e Participacoes	68,400	362,042
Qualicorp Consultoria e Corretora de Seguros	53,200	309,608
Ser Educacional (A)	47,500	326,471
SLC Agricola	76,000	357,064
YDUQS Part	34,200	309,528
		2,324,922
China — 1.4%
China Petroleum & Chemical ADR	3,173	203,611
Xtep International Holdings	285,000	206,428
		410,039
Colombia — 0.9%
Banco de Bogota	12,635	280,741

Czech Republic — 0.9%
O2 Czech Republic	27,949	264,775

Greece — 4.1%
Aegean Airlines	31,179	281,990
Hellenic Petroleum	34,656	362,926
JUMBO	9,462	184,874
Motor Oil Hellas Corinth Refineries	15,884	393,873
		1,223,663
Hong Kong — 13.1%
China Lilang	380,000	338,343
China Merchants Bank, Cl H	38,000	190,530
China Telecom, Cl H	912,000	410,089
CNOOC	228,000	376,886
Fufeng Group	494,000	243,588
Greatview Aseptic Packaging	475,000	261,524
Greenland Hong Kong Holdings	817,000	300,577
Hisense Home Appliances Group, Cl H	171,000	188,516
Industrial & Commercial Bank of China, Cl H	399,000	270,141
Lenovo Group	228,000	185,239
Metallurgical Corp of China, Cl H	817,000	200,385
Shenzhen Expressway, Cl H	266,000	316,692
Sinopec Shanghai Petrochemical ADR	4,807	168,245
Weichai Power, Cl H	152,000	236,889
Zhejiang Expressway, Cl H	228,000	$221,937
		3,909,581

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● July 31, 2019 (unaudited)

Description	Shares	Value

Hungary — 1.7%
Magyar Telekom Telecommunications	93,556	135,752
MOL Hungarian Oil & Gas	35,910	365,656
		501,408
Indonesia — 1.1%
Gudang Garam	62,700	337,722

Mexico — 0.9%
Nemak (A)	558,600	255,052

Russia — 11.1%
Alrosa PJSC	231,800	296,818
Center for Cargo Container Traffic TransContainer PJSC	7,666	823,239
Gazprom Neft PJSC	70,680	473,680
Gazprom PJSC	133,950	498,570
LUKOIL PJSC	5,434	446,220
Novolipetsk Steel PJSC	145,160	344,156
Severstal PJSC	26,980	436,105
		3,318,788
South Africa — 12.1%
African Rainbow Minerals	48,108	596,833
Assore	17,518	428,810
BHP Group	17,138	410,392
Kumba Iron Ore	18,772	623,514
Nedbank Group	23,465	394,482
Reunert	49,894	226,795
RMB Holdings	79,254	418,655
Telkom SOC	71,806	431,324
Truworths International	24,263	105,755
		3,636,560
South Korea — 9.9%
Cheil Worldwide	17,072	389,607
Daeduck Electronics	17,290	149,796
Hanmi Semiconductor	45,581	252,735
Huchems Fine Chemical	19,817	380,226
Hyundai Mobis	2,380	484,811
Kumho Industrial	18,718	207,257
Orange Life Insurance	7,619	182,892
SFA Engineering	11,438	363,994
SK Innovation	2,413	348,764
Ssangyong Cement Industrial	42,066	$200,534
		2,960,616

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● July 31, 2019 (unaudited)

Description	Shares	Value

Taiwan — 22.5%
Actron Technology	95,000	297,873
Asustek Computer	19,000	135,647
Aten International	95,000	260,294
Chang Wah Electromaterials	57,000	290,540
Chong Hong Construction	171,000	492,177
CyberPower Systems	57,000	168,092
Formosa Chemicals & Fibre	114,000	348,282
GEM Services	83,600	171,795
ITEQ	228,000	1,008,185
Micro-Star International	76,000	214,591
Nan Ya Plastics	152,000	348,526
Novatek Microelectronics	95,000	507,147
Phison Electronics	38,000	375,167
Powertech Technology	95,000	261,517
Simplo Technology	38,000	297,567
Thinking Electronic Industrial	95,000	241,964
Tong Hsing Electronic Industries	57,000	236,465
Tripod Technology	76,000	254,185
Wistron NeWeb	57,000	143,529
Zhen Ding Technology Holding	190,000	696,565
		6,750,108
Thailand — 2.9%
Bangkok Bank	22,800	134,554
Electricity Generating	41,800	447,153
Tisco Financial Group	87,400	287,023
		868,730
Turkey — 6.0%
Dogan Sirketler Grubu Holding	1,147,220	267,226
Enka Insaat ve Sanayi	511,024	558,546
Iskenderun Demir ve Celik	187,036	233,921
Tekfen Holding	122,455	518,256
Vestel Beyaz Esya Sanayi ve Ticaret	80,484	220,498
		1,798,447

Total Common Stock
(Cost $27,842,081)		28,841,152

Total Investments - 96.3%
(Cost $27,842,081)		$28,841,152
Other Assets and Liabilities - 3.7%		1,113,928
Net Assets - 100.0%		$29,955,080

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● July 31, 2019 (unaudited)

Percentages based on Net Assets.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at July 31, 2019 was $581,523 and represents 1.9% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

As of July 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-008-0700

Cambria Investment Management

Schedule of Investments ● Cambria Tail Risk ETF ● July 31, 2019 (unaudited)

Description	Face Amount	Value

U.S. TREASURY OBLIGATIONS — 92.5%
U.S. Treasury Notes
2.250%, 02/15/27	$51,162,800	$52,220,031

Total U.S. Treasury Obligations
(Cost $50,142,371)		52,220,031

Total Investments - 92.5%
(Cost $50,142,371)		$52,220,031
Other Assets and Liabilities - 7.5%		4,243,853
Net Assets - 100.0%		$56,463,884

Description	Contracts	Value

Purchased Options — 4.5% * (A)
Total Purchased Options
(Cost $4,895,942)	585	$2,567,910

Percentages based on Net Assets.

*	Non-income producing securities.
(A)	Refer to table below for details on Options Contracts.

Cambria Investment Management

Schedule of Investments ● Cambria Tail Risk ETF ● July 31, 2019 (unaudited)

A list of the exchange traded option contracts held by the Fund at July 31, 2019, is as follows:

	Contracts	Notional Amount	Value

PURCHASED OPTIONS - 4.55%
Put Options
SPX, Expires 09/21/2019, Strike Price $2,600	85	$25,333,230	$58,225
SPX, Expires 12/21/2019, Strike Price $2,400	29	8,643,102	41,180
SPX, Expires 12/21/2019, Strike Price $2,500	33	9,835,254	66,825
SPX, Expires 12/21/2019, Strike Price $2,550	37	11,027,406	89,725
SPX, Expires 12/21/2019, Strike Price $2,600	19	5,662,722	54,625
SPX, Expires 12/21/2019, Strike Price $2,650	31	9,239,178	106,175
SPX, Expires 03/21/2020, Strike Price $2,500	37	11,027,406	138,935
SPX, Expires 03/21/2020, Strike Price $2,550	40	11,921,520	172,800
SPX, Expires 03/21/2020, Strike Price $2,600	45	13,411,710	223,425
SPX, Expires 03/21/2020, Strike Price $2,700	50	14,901,900	325,250
SPX, Expires 06/20/2020, Strike Price $2,600	144	42,917,472	987,120
SPX, Expires 06/20/2020, Strike Price $2,700	35	10,431,330	303,625

Total Purchased Options			$2,567,910

The following is a list of the inputs used as of July 31, 2019 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$52,220,031	$—	$52,220,031
Total Investments in Securities	$—	$52,220,031	$—	$52,220,031

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$2,567,910	$—	$—	$2,567,910
Total Other Financial Instruments	$2,567,910	$—	$—	$2,567,910

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-011-0500

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF ● July 31, 2019 (unaudited)

Description	Shares	Value

COMMON STOCK — 95.6%
Communication Services — 2.1%
AT&T	58,491	$1,991,619

Consumer Discretionary — 8.4%
Dollar General	15,613	2,092,454
Genuine Parts	16,526	1,605,005
McDonald’s	9,861	2,077,910
Starbucks	25,180	2,384,294
		8,159,663
Consumer Staples — 14.2%
Altria Group	34,211	1,610,312
Diageo ADR	11,511	1,920,956
Kimberly-Clark	15,344	2,081,414
PepsiCo	15,368	1,964,184
Procter & Gamble	18,113	2,138,058
Sysco	27,987	1,919,069
Walmart	19,117	2,110,134
		13,744,127
Energy — 5.2%
Chevron	15,005	1,847,266
Exxon Mobil	22,812	1,696,300
Occidental Petroleum	28,105	1,443,473
		4,987,039
Financials — 16.7%
Aflac	38,334	2,017,902
CME Group, Cl A	11,077	2,153,590
Eaton Vance	44,531	1,981,630
FactSet Research Systems	7,465	2,070,045
JPMorgan Chase	17,724	2,055,984
Morgan Stanley	41,649	1,855,879
US Bancorp	37,644	2,151,355
Wells Fargo	38,072	1,843,065
		16,129,450
Health Care — 13.5%
Abbott Laboratories	23,873	2,079,338
Amgen	9,763	1,821,580
Anthem	6,444	1,898,467
Eli Lilly	14,947	1,628,476
Johnson & Johnson	13,840	1,802,245
Merck	22,966	1,905,948
UnitedHealth Group	7,583	1,888,243
		13,024,297

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF ● July 31, 2019 (unaudited)

Description	Shares	Value

Industrials — 14.3%
3M	8,725	$1,524,432
Emerson Electric	26,429	1,714,714
L3Harris Technologies	11,491	2,385,531
Lockheed Martin	6,241	2,260,303
Norfolk Southern	9,778	1,868,771
United Technologies	14,141	1,889,238
Waste Management	18,307	2,141,919
		13,784,908
Information Technology — 14.7%
Accenture, Cl A	10,592	2,039,807
Apple	9,569	2,038,580
Broadridge Financial Solutions	17,446	2,217,736
Cisco Systems	33,974	1,882,159
Microsoft	15,751	2,146,389
Oracle	34,902	1,964,982
Paychex	23,336	1,938,055
		14,227,708
Materials — 2.3%
Air Products & Chemicals	9,804	2,237,959

Utilities — 4.2%
NextEra Energy	9,944	2,060,099
Southern	36,526	2,052,761
		4,112,860

Total Common Stock
(Cost $78,186,432)		92,399,630

Total Investments - 95.6%
(Cost $78,186,432)		$92,399,630
Other Assets and Liabilities - 4.4%		4,267,942
Net Assets - 100.0%		$96,667,572

Description	Contracts	Value

Purchased Options — 2.8% * (A)
Total Purchased Options
(Cost $2,539,898)	525	$2,692,125

Percentages based on Net Assets.

*	Non-income producing security.
(A)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt
Cl — Class

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF ● July 31, 2019 (unaudited)

A list of the exchange traded option contracts held by the Fund at

July 31, 2019, is as follows:

	Contracts	Notional Amount	Value

PURCHASED OPTIONS - 2.78%
Put Options
SPX, Expires 08/17/2019, Strike Price $3,000	125	$37,254,750	$538,125
SPX, Expires 09/21/2019, Strike Price $2,925	200	59,607,600	829,000
SPX, Expires 09/21/2019, Strike Price $3,000	200	59,607,600	1,325,000

Total Purchased Options			2,692,125

As of July 31, 2019, all of the Fund’s investments in securities and other financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-010-0500

Cambria Investment Management

Schedule of Investments ● Cambria Trinity ETF ● July 31, 2019 (unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 97.2%
United States — 97.2%
Affiliated ETF ‡ — 60.8%
Cambria Emerging Shareholder Yield ETF	42,849	$1,355,147
Cambria Foreign Shareholder Yield ETF	53,379	1,187,336
Cambria Global Momentum ETF@	422,928	10,659,899
Cambria Global Value ETF	57,240	1,331,975
Cambria Shareholder Yield ETF	32,940	1,206,889
Cambria Sovereign Bond ETF	81,432	2,123,747
Cambria Value and Momentum ETF	102,357	2,078,656
		19,943,649
Equity ETF — 6.3%
Schwab U.S. TIPS ETF	12,177	685,200
Vanguard Global ex-U.S. Real Estate ETF	11,718	677,066
Vanguard Real Estate ETF	7,884	700,809
		2,063,075
Fixed Income ETF — 16.9%
SPDR FTSE International Government Inflation-Protected Bond ETF	12,744	700,155
Vanguard Intermediate-Term Treasury ETF	42,282	2,781,310
Vanguard Total Bond Market ETF	25,083	2,081,889
		5,563,354
Multi-Asset ETF — 13.2%
Alpha Architect Value Momentum Trend ETF	23,058	555,698
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	74,034	1,201,572
JPMorgan Managed Futures ETF	54,486	1,349,073
WisdomTree Managed Futures Strategy ETF	32,697	1,238,889
		4,345,232

Total Exchange Traded Funds
(Cost $32,018,301)		31,915,310

Total Investments - 97.2%
(Cost $32,018,301)		$31,915,310
Other Assets and Liabilities - 2.8%		912,374
Net Assets - 100.0%		$32,827,684

Cambria Investment Management

Schedule of Investments ● Cambria Trinity ETF ● July 31, 2019 (unaudited)

‡	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.

@	The Cambria Trinity ETF (the “Fund”) seeks to achieve its investment objectives by investing a portion of its assets in the Cambria Global Momentum ETF (the “Security”). The Fund may redeem its investments from the Security at any time if the Investment Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the Security. As of July 31, 2019, 32.5% of the Fund’s net assets were invested in the Security.

Transactions with affiliated companies during the period ended July 31, 2019 are as follows:

			Change in
			Unrealized
Value at	Purchases	Proceeds	Appreciation	Realized	Value at	Shares at	Dividend	Capital
4/30/2019	at Cost	from Sales	(Depreciation)	Gain (Loss)	7/31/2019	7/31/2019	Income	Gains
Cambria Emerging Shareholder Yield ETF
$1,258,094	$100,851	$-	$(3,798)	$-	$1,355,147	42,849	$15,711	$-
Cambria Foreign Shareholder Yield ETF
1,163,465	91,644	-	(67,773)	-	1,187,336	53,379	17,468	-
Cambria Global Momentum ETF
9,821,327	788,291	-	50,281	-	10,659,899	422,928	51,307	-
Cambria Global Value ETF
1,222,710	99,002	-	10,263	-	1,331,975	57,240	11,814	-
Cambria Shareholder Yield ETF
1,141,920	89,965	-	(24,996)	-	1,206,889	32,940	6,544	-
Cambria Sovereign Bond ETF
1,872,559	154,646	-	96,542	-	2,123,747	81,432	15,041	-
Cambria Value & Momentum ETF
1,969,879	155,277	-	(46,500)	-	2,078,656	102,357	6,858	-
$18,449,954	$1,479,676	$-	$14,019	$-	$19,943,649	793,125	$124,743	$-

ETF — Exchanged Traded Fund
FTSE — Financial Times Stock Exchange
SPDR — Standard & Poor’s Depositary Receipt
TIPS — Treasury Inflation Protected Securities

As of July 31, 2019, all of the Fund’s investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-012-0200

Cambria Investment Management

Schedule of Investments ● Cambria Cannabis ETF ● July 31, 2019 (unaudited)

Description	Shares	Value

COMMON STOCK — 92.2%
Consumer Discretionary — 4.5%
Greenlane Holdings, Cl A*	13,140	$110,770

Consumer Staples — 19.2%
Altria Group	1,000	47,070
British American Tobacco	1,968	70,650
Constellation Brands, Cl A	494	97,229
Elixinol Global*	18,310	41,571
New Age Beverages*	7,062	26,412
Philip Morris International	576	48,159
Turning Point Brands	1,068	39,655
Universal	416	24,752
Village Farms International*	7,016	79,772
		475,270
Financials — 3.7%
Canopy Rivers*	44,078	91,843

Health Care — 60.5%
Aphria*	20,260	108,999
Aurora Cannabis*	26,276	164,225
CannTrust Holdings*	57,442	134,487
Canopy Growth*	3,520	114,893
Corbus Pharmaceuticals Holdings*	4,180	25,080
Cronos Group*	6,506	89,848
Emerald Health Therapeutics*	33,680	52,569
Flowr*	24,028	89,390
Green Organic Dutchman Holdings*	32,620	74,642
GW Pharmaceuticals ADR*	774	125,620
HEXO*	11,086	47,226
MediPharm Labs*	30,804	128,136
Organigram Holdings*	16,460	97,902
Supreme Cannabis*	71,386	73,560
Tilray, Cl 2*	2,328	95,029
Vivo Cannabis*	138,262	50,285
Weedmd*	20,270	23,959
		1,495,850
Materials — 2.2%
Scotts Miracle-Gro	482	54,071

Real Estate — 2.1%
Innovative Industrial Properties, Cl A‡	486	51,356

Cambria Investment Management

Schedule of Investments ● Cambria Cannabis ETF ● July 31, 2019 (unaudited)

Description	Shares	Value
Total Common Stock
(Cost $2,307,715)		$2,279,160

Total Investments - 92.2%
(Cost $2,307,715)		$2,279,160
Other Assets and Liabilities - 7.8%		193,731
Net Assets - 100.0%		$2,472,891

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

As of July 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-013-0100

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cambria ETF Trust

By:	/s/ Mebane Faber
Mebane Faber, President

Date: September 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mebane Faber
Mebane Faber, President

Date: September 27, 2019

By:	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Principal Financial Officer,
Treasurer, and Chief Financial Officer

Date: September 27, 2019